Balance Sheet (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 496,491	$ 230,554	$ 591
Accounts receivable	0	0	0
Inventory	0	0	0
Total current assets	496,491	230,554	591
Fixed Assets
Furniture and Equipment	0	0	0
Computer Equipment	6,892	6,892	0
Leasehold Improvements	0	0	0
Total Fixed Assets	6,892	6,892	0
Less Accumulated Depreciation	1,725	887	0
Net Fixed Assets	5,167	6,005	0
Other Assets
Mining Claims	7,225,000	7,111,000	0
Other assets	34,313	0	0
Total Other Assets	7,259,313	7,111,000	0
Total assets	7,760,971	7,347,559	591
Current liabilities:
Accounts payable and accrued expenses	10,669	17,303	0
Accrued taxes	0	18,360	0
Advances from shareholder	0	0	10,000
Notes payable	0	40,000	0
Total current liabilities	10,669	75,663	10,000
Long-term liabilities:
Convertible Debentures	656,640	0	0
Total long-term liabilities	656,640	0	0
Total liabilities	667,309	75,663	10,000
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 69,574,104, 67,277,224 and 6,800,000 shares issued and outstanding, respectively	69,574	67,277	6,800
Capital in excess of par value	8,922,577	8,416,094	129,200
Deficit accumulated during the development stage	(1,898,489)	(1,211,475)	(145,409)
Total stockholders' equity		7,271,896	(9,409)
Total liabilities and stockholders' deficit	$ 7,760,971	$ 7,347,559	$ 591